Segment Information	6 Months Ended
Jun. 30, 2017
SEGMENT INFORMATION [Abstract]
Segment Information
NOTE 9 - SEGMENT INFORMATION
The Company currently has two reportable segments from which it derives its revenues: Navios Partners Operations and Navios Containers Operations. The reportable segments reflect the internal organization of the Company whereby the Chief Operating Decision Maker (“CODM”) reviews the discrete financial information of the Navios Partners' controlled fleet and the Navios Containers' controlled fleet.
The Company measures segment performance based on net (loss)/income attributable to Navios Partners common unitholders. Summarized financial information concerning each of the Company's reportable segments is as follows:

Navios Partners Operations	Navios Containers Operations	Total
Three Month	Three Month	Three Month	Three Month	Eliminations	Three Month	Three Month
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
2017	2016	2017	2016	2017	2016
Revenue	$46,916	$44,877	$3,102	$—	—	$50,018	$44,877
Management fees	(14,760)	(14,719)	(702)	—	—	(15,462)	(14,719)
Interest expense and finance cost, net	(8,138)	(8,369)	(80)	—	73	(8,145)	(8,369)
Depreciation and amortization	(17,360)	(18,809)	(1,320)	—	—	(18,680)	(18,809)
Net income/ (loss)	7,987	(16,807)	881	—	(4,423)	4,445	(16,807)
Total assets	1,275,942	1,288,362	97,333	—	(45,723)	1,327,552	1,288,362
Capital expenditures	(95,247)	—	(44,567)	—	30,000	(109,814)	-
Investment in affiliates	1,192	1,340	—	—	(30,000)	1,192	1,340
Cash and cash equivalents	44,813	25,327	34,936	—	—	79,749	25,327
Restricted cash	6,299	1,572	—	—	—	6,299	1,572
Long-term debt (including current and non-current portion), net	$441,347	$555,007	$33,670	$—	—	$475,017	$555,007

Navios Partners Operations	Navios Containers Operations	Total
Six Month	Six Month	Six Month	Six Month	Eliminations	Six Month	Six Month
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
2017	2016	2017	2016	2017	2016
Revenue	$89,327	$90,518	$3,102	$—	—	$92,429	$90,518
Management fees	(29,103)	(29,439)	(702)	—	—	(29,805)	(29,439)
Interest expense and finance cost, net	(18,493)	(16,033)	(80)	—	73	(18,500)	(16,033)
Depreciation and amortization	(34,135)	(37,614)	(1,320)	—	—	(35,455)	(37,614)
Net income/ (loss)	2,334	(16,598)	881	—	(4,423)	(1,208)	(16,598)
Total assets	1,275,942	1,288,362	97,333	—	(45,723)	1,327,552	1,288,362
Capital expenditures	2,798	(450)	(44,567)	—	30,000	(11,769)	(450)
Investment in affiliates	31,192	1,340	—	—	(30,000)	1,192	1,340
Cash and cash equivalents	44,813	25,327	34,936	—	—	79,749	25,327
Restricted cash	6,299	1,572	—	—	6,299	1,572
Long-term debt (including current and non-current portion), net	441,347	555,007	33,670	—	—	475,017	555,007

Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter or by sector. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Drybulk and container vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
Revenue by Geographic Region
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2017	Three Month Period ended June 30, 2016	Six Month Period ended June 30, 2017	Six Month Period ended June 30, 2016
Asia	$ 30,250	$ 29,289	$ 55,047	$ 56,520
Europe	10,217	9,561	19,683	22,588
North America	5,161	3,173	9,654	5,769
Australia	4,390	2,854	8,045	5,641

Total	$ 50,018	$ 44,877	$ 92,429	$ 90,518